Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Schedule of Total Commitment Not Recognized in Lease Liability Payment	At December 31, 2020, total commitment remaining under the agreement with the CDMO that are not recognized in the lease liability are as follows

	Within 1 year	2 - 5 years	Later than 5 years	Total
CDMO operating expense commitment	4,691	17,431	16,114	38,236